Partners' Equity and Net Income (Loss) Per Unit	12 Months Ended
Dec. 31, 2012
Partners' Equity and Net Income (Loss) Per Unit
17.	Partners’ Equity and Net Income (Loss) Per Unit

At December 31, 2012, of the Partnership’s total limited partner units outstanding, 72.1% were held by the public. The remaining units, as well as the 2% general interest, were held by a subsidiary of Teekay Corporation.

Limited Partners’ Rights

Significant rights of the limited partners include the following:

•	Right to receive distribution of available cash within approximately 45 days after the end of each quarter.

•	No limited partner shall have any management power over the Partnership’s business and affairs; the general partner shall conduct, direct and manage our activities.

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The General Partner may be removed if such removal is approved by unitholders holding at least 66 2/3% of the outstanding units voting as a single class, including units held by the General Partner and its affiliates.

Incentive Distribution Rights

The General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98%	2%
Above $0.4025 up to $0.4375	85%	15%
Above $0.4375 up to $0.525	75%	25%
Above $0.525	50%	50%

During the year ended December 31, 2012, cash distributions exceeded $0.4025 per unit and, consequently, the assumed distribution of net income resulted in the use of the increasing percentages to calculate the General Partner’s interest in net income for the purposes of the net income per unit calculation.

In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities will be distributed to the unitholders and the General Partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of the Partnership’s assets in liquidation in accordance with the partnership agreement.

Net Income (Loss) Per Unit

Net income (loss) per unit is determined by dividing net income (loss), after deducting the amount of net income (loss) attributable to the Dropdown Predecessor, the non-controlling interests and the General Partner’s interest, by the weighted-average number of units outstanding during the applicable period.

The General Partner’s and common unitholders’ interests in net income (loss) are calculated as if all net income (loss) was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income (loss); rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by the Partnership’s board of directors to provide for the proper conduct of the Partnerships’ business including reserves for maintenance and replacement capital expenditure and anticipated capital requirements. Unlike available cash, net income (loss) is affected by non-cash items such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency translation gains and losses.

The Partnership allocates the Limited Partners’ interest in net income (loss), including both distributed and undistributed net income (loss), between continuing operations and discontinued operations based on the proportion of net income (loss) from continuing and discontinued operations to total net income (loss).

Public and Private Offerings

The following table summarizes the issuances of common units over the three years ending December 31, 2012:

Date	Offering Type	Number of Common Units Issued	Offering Price	Gross Proceeds (1)	Net Proceeds	Teekay Corporation’s Ownership After the Offering(2)	Use of Proceeds
				(in millions of U.S. Dollars)
March 2010	Public	5,060,000	$19.48	100.6	95.5	35.92%	Repayment of vendor financing and finance the acquisition of the Falcon Spirit FSO unit
August 2010	Public	6,037,500	$22.15	136.5	130.8	31.72%	Prepayment of revolving credit facilities
December 2010	Public	6,440,000	$27.84	182.9	175.2	28.26%	Prepayment of revolving credit facilities
March 2011	Private	7,562,814	$29.32	226.3	226.3	36.90%	Consideration for acquisition of remaining 49% in OPCO
July 2011	Private	713,266	$28.04	20.4	20.4	36.51%	Partially finance shipyard installments for four newbuilding shuttle tankers
November 2011	Private	7,112,974	$23.90	173.5	173.2	33.03%	Finance the purchase of the Piranema Spirit FPSO unit
July 2012	Private	1,700,022	$26.47	45.9	45.8	32.30%	Partially finance shipyard installments for four newbuilding shuttle tankers
September 2012	Public	7,778,832	$27.65	219.5	211.4	29.36%	Prepayment of revolving credit facilities

(1)	Including General Partner’s 2% proportionate capital contribution
(2)	Including Teekay Corporation’s indirect 2% general partner interest